Loss per Share (Tables)	12 Months Ended
Dec. 31, 2021
Loss per Share
Schedule of income and share data used in the basic and diluted EPS calculations

	2021	2020	2019
Comprehensive loss attributed to equity shareholders	(410,830)	(188,435)	(63,590)
(in € thousand)
Weighted average number of shares outstanding
Basic and diluted	214,858,203	193,722,062	169,224,125
Basic and diluted EPS (in €)	(1.91)	(0.97)	(0.38)